Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,543,959)	$ (648,854)	$ (596,881)
Depreciation	584	1,228	2,603
Amortization of the right-of-use asset, finance lease	14,453	7,201
Expected credit loss allowance and bad debt written-off	636,182	220,935	168,817
Contract assets	1,587,435	(676,760)	(233,069)
Accounts receivables	28,745	(3,071,069)	(413,098)
Other receivables	(80,814)	(131,859)	16,496
Retention receivables	(129,705)	(114,958)	(5,786)
Advance and prepayments	19,175	(28,591)	(142,557)
Accounts payables	(630,119)	422,256	226,336
Other payables	(9,768)	77,572	(12,922)
Contract liabilities	(466,549)	126,764	637,297
Leases interest expenses	2,630	1,588
Provision for long service payments	8,813
Operating lease right-of-use assets	115,541	23,984
Operating lease payments	(122,584)	(23,821)
Net cash used in operating activities	(1,569,940)	(3,814,384)	(352,764)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loans	(4,715,360)	(1,436,277)	(440,623)
Proceeds from new bank loans	5,338,220	2,025,044	537,371
Advance from / (Repayment to) a director	11,823	(524,816)	325,783
Proceeds from private placement and initial public offer		8,350,000
Net cash provided by financing activities	634,683	8,413,951	422,531
Net (decrease) / increase of cash and cash equivalents	(935,257)	4,599,567	69,767
Effect of foreign currency translation on cash and cash equivalents	29,578	1,010	2,111
Cash and cash equivalents, beginning of year	5,210,193	609,616	537,738
Cash and cash equivalents, end of year	4,304,514	5,210,193	609,616
Supplementary cash flow information:
Taxes paid
Interest paid	127,173	59,976	35,377
Listing fee	$ 190,506	$ 1,241,199	$ 328,699